Income Taxes (Details) - Schedule of Deferred Tax Assets and Liabilities - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Deferred tax assets:
Net operating loss carryforwards	$ 765,808	$ 409,616
Valuation allowance	(765,808)	(409,616)
Net deferred tax assets